Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Index Trust
Entity Central Index Key	0000861469
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000024711 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 272,613,927
Holdings Count | Holding	487
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024710 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 272,613,927
Holdings Count | Holding	487
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024708 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class C Shares
Trading Symbol	MXCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Net Assets	$ 272,613,927
Holdings Count | Holding	487
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024709 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class R Shares
Trading Symbol	FMXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 272,613,927
Holdings Count | Holding	487
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$272,613,927
Number of Investments	487
Portfolio Turnover	14%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000174245 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Class R6 Shares
Trading Symbol	FMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 281,770,446
Holdings Count | Holding	401
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000111618 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 281,770,446
Holdings Count | Holding	401
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024712 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 281,770,446
Holdings Count | Holding	401
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$281,770,446
Number of Investments	401
Portfolio Turnover	15%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)